LOANS RECEIVABLE (Tables)	12 Months Ended
Nov. 30, 2019
Loans Receivable [Abstract]
Schedule of loans receivable including accrued interest

As at November 30, 2019, the current loans receivable including accrued interest is as follows:

	Waterproof	Participant Games	Installment Entertainment	Total
	$	$	$	$
Balance November 30, 2017	100,399	172,135	109,357	381,891
Accrued interest revenue	8,116	27,671	17,580	53,367
Repayments received	(3,963)	-	-	(3,963)

Balance November 30, 2018	104,552	199,806	126,937	431,295
Reclassified as long-term	-	(199,806)	(126,937)	(326,743)
Accrued interest revenue	8,137	-	-	8,137
Repayments received	(17,807)	-	-	(17,807)

Balance November 30, 2019	94,882	-	-	94,882